Note 6 - Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2019	2018

Machinery and equipment	$16,524	$16,089
Office furniture	49,490	52,820
	66,014	68,909
Less: accumulated depreciation	52,468	50,338

Furniture and equipment, net	$13,546	$18,571